Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of Intangible assets

	Intellectual
	property
	rights	Others	Total
	RMB’000	RMB’000	RMB’000
At December 31, 2024

Net value at January 1, 2024	—	19,554	19,554
Additions	—	1,453	1,453
Disposals	—	—	—
Amortisation provided during the year	—	(12,228)	(12,228)
Exchange realignment	—	23	23

Net value at December 31, 2024	—	8,802	8,802

	Intellectual
	property
	rights	Others	Total
	RMB’000	RMB’000	RMB’000
At December 31, 2025

Net value at January 1, 2025	—	8,802	8,802
Additions	19,750	1,819	21,569
Acquisition of subsidiaries	75,000	—	75,000
Disposals	—	—	—
Amortisation provided during the year	(3,874)	(6,170)	(10,044)
Exchange realignment	—	(376)	(376)

Net value at December 31, 2025	90,876	4,075	94,951